Unaudited Condensed Balance Sheets - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021
CURRENT ASSETS:
Cash	$ 4,463,639	$ 6,110,807		$ 283,403
Prepaid expenses and other current assets	738	738
Marketable securities held in Trust Account				47,387,687
TOTAL CURRENT ASSETS	4,464,377	6,111,545		47,671,090
NON-CURRENT ASSETS:
Intangible assets, net	6,930,988		$ 8,075,105
TOTAL ASSETS	4,464,377	6,111,545		47,671,090
CURRENT LIABILITIES:
Accounts payable and accrued expenses	286,232	315,023		309,597
Due to related party	1,050,600	970,600		500
Promissory note – related party	2,766,577	2,680,227		1,624,833
TOTAL CURRENT LIABILITIES	4,103,409	3,965,850		1,934,930
Derivative warrant liabilities	11,568	10,643		180,479
TOTAL LIABILITIES	4,114,977	3,976,493		2,115,409
COMMITMENTS AND CONTINGENCIES – (Note 15)
Ordinary shares subject to possible redemption, 405,733 and 564,936 shares as of March 31, 2023 and December 31, 2022, respectively	4,435,020	6,055,016		47,387,687
STOCKHOLDERS’ EQUITY:
Preferred shares, no par value; unlimited shares authorized, no shares issued and outstanding
Ordinary shares, no par value; unlimited shares authorized; 1,511,000 and 1,511,000 shares issued and outstanding (excluding 405,733 and 564,936 shares subject to possible redemption) as of March 31, 2023 and December 31, 2022	3,880,288	3,880,288		3,880,288
Accumulated deficit	(7,965,908)	(7,800,252)		(5,712,294)
Total Shareholders’ Deficit	(4,085,620)	(3,919,964)		(1,832,006)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	4,464,377	6,111,545		47,671,090
Nukkleus Inc.
CURRENT ASSETS:
Cash	246,650		364,023		$ 403,771
Customer custodial cash	240,296		2,020,394		799,302
Customer digital currency assets	393,045		248,214		1,168,349
Accounts receivable					57,953
Digital assets	48,460		73,415		903
Due from affiliates	255,415		931,136		2,617,873
Note receivable – related party	35,000		35,000
Note receivable	154,150
Other current assets	37,789		15,617		12,221
TOTAL CURRENT ASSETS	1,410,805		3,687,799		5,060,372
NON-CURRENT ASSETS:
Cost method investment	6,602,000		6,602,000
Intangible assets, net	6,930,988		8,075,105		10,754,485
TOTAL NON-CURRENT ASSETS	13,532,988		14,677,105		10,754,485
TOTAL ASSETS	14,943,793		18,364,904		15,814,857
CURRENT LIABILITIES:
Accounts payable	82,266		51,712
Accrued payroll liability and directors’ compensation	335,837		237,205
Accrued professional fees	210,210		170,058
Accrued liabilities and other payables	33,689		232,355
Customer custodial cash liabilities	240,654		2,020,717		799,302
Customer digital currency liabilities	393,045		248,214		1,168,349
Due to affiliates	4,506,244		4,514,063		4,257,792
Accounts payable and accrued expenses			691,330		429,722
TOTAL CURRENT LIABILITIES	5,801,945		7,474,324		6,655,165
TOTAL LIABILITIES	5,801,945		7,474,324		6,655,165
COMMITMENTS AND CONTINGENCIES – (Note 15)
STOCKHOLDERS’ EQUITY:
Preferred shares, no par value; unlimited shares authorized, no shares issued and outstanding
Ordinary shares, no par value; unlimited shares authorized; 1,511,000 and 1,511,000 shares issued and outstanding (excluding 405,733 and 564,936 shares subject to possible redemption) as of March 31, 2023 and December 31, 2022	36,718		36,718		33,203
Additional paid-in capital	25,358,002		25,136,459		11,613,208
Accumulated deficit	(16,280,387)		(14,340,816)		(2,495,159)
Accumulated other comprehensive income	27,515		58,219		8,440
Total Shareholders’ Deficit	9,141,848	$ 9,875,551	10,890,580	$ 14,193,372	9,159,692
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 14,943,793		$ 18,364,904		$ 15,814,857